Description of the Business and Group Composition - Additional Information (Details) - Natuzzi Singapore PTE. LTD. [Member] - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.00%
Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.00%	93.00%	100.00%
Related Party [Member]
Disclosure of subsidiaries [line items]
Percentage of interest sold or exchanged	7.00%
Capital injection in subsidiary	€ 1,300